Other financial liabilities - Summary Of Other Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Other financial liabilities [abstract]
Derivatives	¥ 456,257	¥ 497,198
Current liabilities	1,392,397	1,046,050
Non-current liabilities	533,710	461,583
Total	1,926,107	1,507,633
Financial liabilities measured at amortized cost, class [Member]
Disclosure of Other financial liabilities [abstract]
Deposits received	1,015,094	723,363
Other	454,756	287,072
Financial liabilities measured at fair value through profit or loss, class [Member]
Disclosure of Other financial liabilities [abstract]
Derivatives	456,257	497,198
Total	¥ 1,926,107	¥ 1,507,633